Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Data (Unaudited)
Note 21.	Selected Quarterly Financial Data (Unaudited)

The following table presents unaudited quarterly results of operations for 2013 and 2012. These quarterly results reflect all normal recurring adjustments that are, in the opinion of management, necessary for a fair statement of the results. Revenues and net income can vary significantly from quarter to quarter due to the nature of Artisan’s business activities.

	For the Quarter Ended
	March 31, 2013	June 30, 2013	Sept. 30, 2013	Dec. 31, 2013
Total revenues	$148,223	$161,933	$178,092	$197,593
Operating income (loss)	$(421,314)	$48,384	$53,360	$58,366
Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings	$(407,123)	$42,442	$44,614	$50,505
Net income attributable to Artisan Partners Asset Management Inc.	$2,950	$5,798	$5,977	$10,082
Earnings per Share:
Basic	$0.19	$0.38	$0.42	$(3.04)
Diluted	$0.19	$0.38	$0.35	$(3.04)

	For the Quarter Ended
	March 31, 2012	June 30, 2012	Sept. 30, 2012	Dec. 31, 2012
Total revenues	$119,673	$120,786	$128,083	$137,036
Operating income (loss)	$4,365	$41,508	$(38,219)	$39,433
Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings	$1,051	$38,959	$(42,902)	$36,652
Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

The summation of quarterly earnings per share does not equal annual earnings per share because the calculations are performed independently.